Supplemental Cash Flow Disclosure - Disclosure of changes in liabilities arose from financing activities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arose from financing activities opening balance	$ 1,098,095	$ 12,239,593	$ 10,104,237
Cash flows advances	5,766,379	498,974	2,680,705
Cash flows repayment	(612,208)		(923,644)
Non cash changes conversion	(365,278)	(3,404,693)	(23,673)
Non cash changes accretion and accrued interest	0	194,455	548,882
Non cash changes recognize lease liabilities	42,831	0	172,404
Non cash changes F/X changes	0	184,644	(319,318)
Liabilities arose from financing activities ending balance	5,929,819	1,098,095	12,239,593
Loans payable to related parties [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arose from financing activities opening balance	0	2,700,625	1,498,907
Cash flows advances		137,074	1,630,668
Cash flows repayment		(2,803,863)	(358,873)
Non cash changes conversion		0	0
Non cash changes accretion and accrued interest		(187,610)	0
Non cash changes recognize lease liabilities		0	0
Non cash changes F/X changes		153,774	(70,077)
Liabilities arose from financing activities ending balance		0	2,700,625
Paycheck Protection Loan [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arose from financing activities opening balance	365,278	0
Cash flows advances	0	361,900
Cash flows repayment	0	0
Non cash changes conversion	(365,278)	0
Non cash changes accretion and accrued interest	0	3,378
Non cash changes recognize lease liabilities	0	0
Non cash changes F/X changes	0	0
Liabilities arose from financing activities ending balance	0	365,278	0
Promissory note payable [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arose from financing activities opening balance	346,166	404,196	461,135
Cash flows advances	0	0	0
Cash flows repayment	(346,166)	(58,030)	(56,939)
Non cash changes conversion	0	0	0
Non cash changes accretion and accrued interest	0	0	0
Non cash changes recognize lease liabilities	0	0	0
Non cash changes F/X changes	0	0	0
Liabilities arose from financing activities ending balance	0	346,166	404,196
Note payable [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arose from financing activities opening balance	0	10,574	268,946
Cash flows advances		0	0
Cash flows repayment		(10,574)	(276,258)
Non cash changes conversion		0	0
Non cash changes accretion and accrued interest		0	0
Non cash changes recognize lease liabilities		0	0
Non cash changes F/X changes			17,886
Liabilities arose from financing activities ending balance		0	10,574
Convertible debentures [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arose from financing activities opening balance	0	2,995,136	2,737,054
Cash flows advances		0	0
Cash flows repayment		0	0
Non cash changes conversion		(3,404,693)	(23,673)
Non cash changes accretion and accrued interest		378,687	548,882
Non cash changes recognize lease liabilities		0	0
Non cash changes F/X changes		30,870	(267,127)
Liabilities arose from financing activities ending balance		0	2,995,136
Line of Credit [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arose from financing activities opening balance	0	5,469,944	4,419,907
Cash flows advances	5,766,379	0	1,050,037
Cash flows repayment	0	(5,469,944)	0
Non cash changes conversion	0	0	0
Non cash changes accretion and accrued interest	0	0	0
Non cash changes recognize lease liabilities	0	0	0
Non cash changes F/X changes	0	0	0
Liabilities arose from financing activities ending balance	5,766,379	0	5,469,944
Lease liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arose from financing activities opening balance	386,651	659,118	718,288
Cash flows advances	0	0	0
Cash flows repayment	(266,042)	(272,467)	(231,574)
Non cash changes conversion	0	0	0
Non cash changes accretion and accrued interest	0	0	0
Non cash changes recognize lease liabilities	0	0	172,404
Non cash changes F/X changes	0	0	0
Liabilities arose from financing activities ending balance	120,609	386,651	$ 659,118
Other liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arose from financing activities opening balance	0
Cash flows advances	0
Cash flows repayment	0
Non cash changes conversion	0
Non cash changes accretion and accrued interest	0
Non cash changes recognize lease liabilities	42,831
Non cash changes F/X changes	0
Liabilities arose from financing activities ending balance	$ 42,831	$ 0